Feb. 13, 2023
Class P | Pacific Funds Small/Mid-Cap
Pacific Funds Small/Mid-Cap

SUPPLEMENT DATED FEBRUARY 14, 2023

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. This supplement applies to the Pacific Funds Small-Cap, Pacific Funds Small-Cap Value, and Pacific Funds Small/Mid-Cap (collectively, the “PF U.S. Equity Funds”) only. As discussed below, the changes described within this supplement will occur in the first quarter of 2023. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

At a meeting held on February 9, 2023, the Board of Trustees of Pacific Funds Series Trust, including a majority of the independent trustees, approved Great Lakes Advisors, LLC (“Great Lakes”), a subsidiary of Wintrust Financial Corporation, to serve as sub-adviser to the PF U.S. Equity Funds, replacing the existing sub-adviser Rothschild & Co Asset Management US Inc. (“Rothschild”), effective upon the closing of the acquisition of Rothschild by Great Lakes that is expected to occur in the first quarter of 2023 (the “Acquisition”). Upon the closing of the Acquisition, the sub-advisory services provided to the PF U.S. Equity Funds will be transitioned from Rothschild to Great Lakes. As a result, all references to Rothschild will be deleted in their entirety and replaced with Great Lakes effective as of the closing of the Acquisition. Other than Tina Jones, the same portfolio managers from Rothschild who have been responsible for day-to-day management of the PF U.S. Equity Funds will continue to have responsibility for the day-to-day management of the PF U.S. Equity Funds following the Acquisition.

This transition from Rothschild to Great Lakes is independent of, and not related to, the proposed reorganization of the PF U.S. Equity Funds into newly created series of the Aristotle Funds Series Trust, which was previously communicated in a supplement to the Prospectus dated January 13, 2023. This transition is expected to occur prior to the proposed reorganization.

Disclosure Changes to the Fund Summary section

Effective as of the closing of the Acquisition, the following will be added to the Performance section for each of the PF U.S. Equity Funds after the third paragraph:

Great Lakes Advisors, LLC began managing the Fund in the first quarter of 2023. Another firm managed the Fund before that date.